Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (AGAT/AICL Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income
Lease revenue		$ 4,991,551	$ 3,449,571	$ 976,147
Net (loss) gain on sale of assets		183,328	37,497	41,873
Other income (loss)		112,676	104,491	32,046
Total Revenues and other income		5,287,555	3,591,559	1,050,066
Expenses
Depreciation and amortization		1,843,003	1,282,228	337,730
Asset impairment		16,335	21,828	26,155
Interest expense		1,099,884	780,349	226,329
Leasing expenses		522,413	141,572	48,473
Transaction, integration and restructuring related expenses		58,913	148,792	10,959
Selling, general and administrative expenses		381,308	299,892	89,079
Total Expenses		3,921,856	2,674,661	739,275
Income before income taxes and income of investments accounted for under the equity method		1,365,699	916,898	310,791
Provision for income taxes		(189,805)	(137,373)	(26,026)
Equity in net earnings of investments accounted for under the equity method		1,278	28,973	10,637
Net income (loss)		1,177,172	808,498	295,402
Net loss (income) attributable to non-controlling interest		1,558	1,949	(2,992)
Net income attributable to AerCap Holdings N.V.		1,178,730	810,447	292,410
AGAT/AICL Notes [Member]
Revenues and other income
Lease revenue		4,992,000	3,450,000	976,000
Net (loss) gain on sale of assets		183,000	38,000	42,000
Other income (loss)		113,000	104,000	32,000
Total Revenues and other income		5,288,000	3,592,000	1,050,000
Expenses
Depreciation and amortization		1,843,000	1,282,000	338,000
Asset impairment		16,000	22,000	26,000
Interest expense		1,100,000	781,000	226,000
Leasing expenses		522,000	142,000	49,000
Transaction, integration and restructuring related expenses		59,000	149,000	11,000
Selling, general and administrative expenses		382,000	300,000	90,000
Total Expenses		3,922,000	2,676,000	740,000
Income before income taxes and income of investments accounted for under the equity method		1,366,000	916,000	310,000
Provision for income taxes		(190,000)	(137,000)	(26,000)
Equity in net earnings of investments accounted for under the equity method		1,000	29,000	11,000
Net (loss) income before income from subsidiaries		1,177,000	808,000	295,000
Net income (loss)		1,177,000	808,000	295,000
Net loss (income) attributable to non-controlling interest		2,000	2,000	(3,000)
Net income attributable to AerCap Holdings N.V.		1,179,000	810,000	292,000
AGAT/AICL Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income (loss)		9,000	25,000	5,000
Total Revenues and other income		9,000	25,000	5,000
Expenses
Interest expense		12,000	13,000	10,000
Selling, general and administrative expenses		108,000	83,000	18,000
Total Expenses		120,000	96,000	28,000
Income before income taxes and income of investments accounted for under the equity method		(111,000)	(71,000)	(23,000)
Provision for income taxes		28,000	(1,000)
Net (loss) income before income from subsidiaries		(83,000)	(72,000)	(23,000)
Income (loss) from subsidiaries		1,262,000	882,000	315,000
Net income (loss)		1,179,000	810,000	292,000
Net income attributable to AerCap Holdings N.V.		1,179,000	810,000	292,000
AGAT/AICL Notes [Member] | AerCap Global Aviation Trust [Member]
Revenues and other income
Lease revenue		2,355,000	789,000
Net (loss) gain on sale of assets		168,000	8,000
Other income (loss)		599,000	317,000
Total Revenues and other income		3,122,000	1,114,000
Expenses
Depreciation and amortization		868,000	501,000
Asset impairment		3,000	3,000
Interest expense		780,000	443,000
Leasing expenses		266,000	(446,000)
Selling, general and administrative expenses		112,000	80,000
Total Expenses		2,029,000	581,000
Income before income taxes and income of investments accounted for under the equity method		1,093,000	533,000
Provision for income taxes		(136,000)	(56,000)
Net (loss) income before income from subsidiaries		957,000	477,000
Income (loss) from subsidiaries		104,000	205,000
Net income (loss)		1,061,000	682,000
Net income attributable to AerCap Holdings N.V.		1,061,000	682,000
AGAT/AICL Notes [Member] | AerCap Ireland Capital Ltd. [Member]
Revenues and other income
Lease revenue			10,000
Other income (loss)		14,000
Total Revenues and other income		14,000	10,000
Expenses
Interest expense		164,000	18,000
Leasing expenses			11,000
Transaction, integration and restructuring related expenses			94,000	11,000
Selling, general and administrative expenses			3,000
Total Expenses		164,000	126,000	11,000
Income before income taxes and income of investments accounted for under the equity method		(150,000)	(116,000)	(11,000)
Provision for income taxes		19,000	10,000
Net (loss) income before income from subsidiaries		(131,000)	(106,000)	(11,000)
Income (loss) from subsidiaries		1,060,000	683,000
Net income (loss)		929,000	577,000	(11,000)
Net income attributable to AerCap Holdings N.V.		929,000	577,000	(11,000)
AGAT/AICL Notes [Member] | Guarantors [Member]
Revenues and other income
Lease revenue	[1]	134,000	220,000	7,000
Net (loss) gain on sale of assets	[1]	13,000	10,000	(12,000)
Other income (loss)	[1]	479,000	333,000	165,000
Total Revenues and other income	[1]	626,000	563,000	160,000
Expenses
Depreciation and amortization	[1]	65,000	53,000	3,000
Interest expense	[1]	359,000	317,000	172,000
Leasing expenses	[1]	61,000	124,000
Transaction, integration and restructuring related expenses	[1]	9,000	26,000
Selling, general and administrative expenses	[1]	257,000	142,000	53,000
Total Expenses	[1]	751,000	662,000	228,000
Income before income taxes and income of investments accounted for under the equity method	[1]	(125,000)	(99,000)	(68,000)
Provision for income taxes	[1]	38,000	(33,000)	(6,000)
Net (loss) income before income from subsidiaries	[1]	(87,000)	(132,000)	(74,000)
Income (loss) from subsidiaries	[1]	933,000	988,000	202,000
Net income (loss)	[1]	846,000	856,000	128,000
Net income attributable to AerCap Holdings N.V.	[1]	846,000	856,000	128,000
AGAT/AICL Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue		2,503,000	2,431,000	969,000
Net (loss) gain on sale of assets		2,000	20,000	42,000
Other income (loss)		319,000	342,000	10,000
Total Revenues and other income		2,824,000	2,793,000	1,021,000
Expenses
Depreciation and amortization		910,000	728,000	335,000
Asset impairment		13,000	19,000	26,000
Interest expense		735,000	715,000	171,000
Leasing expenses		195,000	453,000	49,000
Transaction, integration and restructuring related expenses		50,000	29,000
Selling, general and administrative expenses		262,000	180,000	40,000
Total Expenses		2,165,000	2,124,000	621,000
Income before income taxes and income of investments accounted for under the equity method		659,000	669,000	400,000
Provision for income taxes		(139,000)	(57,000)	(20,000)
Equity in net earnings of investments accounted for under the equity method		1,000	29,000	11,000
Net (loss) income before income from subsidiaries		521,000	641,000	391,000
Income (loss) from subsidiaries		(1,090,000)	79,000	(62,000)
Net income (loss)		(569,000)	720,000	329,000
Net loss (income) attributable to non-controlling interest		2,000	2,000	(3,000)
Net income attributable to AerCap Holdings N.V.		(567,000)	722,000	326,000
AGAT/AICL Notes [Member] | Eliminations [Member]
Revenues and other income
Net (loss) gain on sale of assets				12,000
Other income (loss)		(1,307,000)	(913,000)	(148,000)
Total Revenues and other income		(1,307,000)	(913,000)	(136,000)
Expenses
Interest expense		(950,000)	(725,000)	(127,000)
Selling, general and administrative expenses		(357,000)	(188,000)	(21,000)
Total Expenses		(1,307,000)	(913,000)	(148,000)
Income before income taxes and income of investments accounted for under the equity method				12,000
Net (loss) income before income from subsidiaries				12,000
Income (loss) from subsidiaries		(2,269,000)	(2,837,000)	(455,000)
Net income (loss)		(2,269,000)	(2,837,000)	(443,000)
Net income attributable to AerCap Holdings N.V.		$ (2,269,000)	$ (2,837,000)	$ (443,000)

[1]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.